DEBT OBLIGATIONS - Components of Changes in Debt Obligations (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Borrowing [Roll Forward]
Balance, beginning of period	$ 46,314	$ 51,499
Debt obligation issuances, net of repayments	6,226	(2,917)
Non-cash changes in debt obligations:
Debt from asset acquisitions	294	103
Assumed by purchaser	(1,452)	(2,970)
Assumed from business combination	2	502
Amortization of deferred financing costs and (premium) discount	73	70
Foreign currency translation	(285)	1,047
Other	9	(9)
Balance, end of period	49,519	46,314
South Korea Mixed-Use
Non-cash changes in debt obligations:
Deconsolidation of debt obligations	(1,662)	0
REIT Debt Obligations
Non-cash changes in debt obligations:
Deconsolidation of debt obligations	$ 0	$ (1,011)